Stockholders' Equity - Additional Information (Detail) - USD ($)				1 Months Ended						12 Months Ended
	Feb. 19, 2018	Sep. 01, 2016	Apr. 25, 2016	Dec. 31, 2017	Oct. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2016
Stockholders Equity Note [Line Items]
Long-term debt, Gross				$ 13,018,276,000						$ 13,018,276,000	$ 13,144,380,000
Net proceeds from public offering										$ 404,685,000	$ 1,207,500,000	$ 0
Common stock issued to GPM's subsidiary				566,275,789						566,275,789	574,123,706
Consideration paid of issuance											$ 100,000,000
Dividends declared										$ 252,014,000
Dividends paid				$ 62,000,000		$ 63,000,000	$ 63,000,000	$ 63,000,000
Dividends paid per share				$ 0.11		$ 0.11	$ 0.11	$ 0.11
Repurchase of common stock										327,500,000
Common Stock [Member]
Stockholders Equity Note [Line Items]
Dividends declared										$ 0
Common stock repurchases, Shares										10,000,000
Repurchase of common stock										$ 100,000
Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Authorized amount of stock repurchase				$ 1,000,000,000						1,000,000,000
Repurchase of common stock, remaining amount				$ 672,000,000						$ 672,000,000
Share Repurchase Program [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock repuchased/issued price per share						$ 32.75
Common stock repurchases, Shares						10,000,000
Repurchase of common stock						$ 328,000,000
Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Dividends declared	$ 68,000,000
Dividends declared per share	$ 0.12
Dividend record date	Mar. 09, 2018
Dividend paid date	Mar. 15, 2018
MGM Growth Properties LLC [Member]
Stockholders Equity Note [Line Items]
Percentage of minority interest				26.60%						26.60%
Partnership interest			73.30%		73.40%	72.30%				73.40%
Issuance of operating partnership units					9,800,000
Cash in exchange					$ 463,000,000
MGM Growth Properties LLC [Member] | Term loans [Member]
Stockholders Equity Note [Line Items]
Long-term debt, Gross					$ 425,000,000
MGM Growth Properties LLC [Member] | Borgata [Member]
Stockholders Equity Note [Line Items]
Partnership interest											76.30%
Long-term debt, Gross											$ 545,000,000
Issuance of operating partnership units											27,400,000
MGM Growth Properties LLC [Member] | Class A shares [Member]
Stockholders Equity Note [Line Items]
New issuance of shares						13,225,000
Shares authorized to underwriters						1,725,000
Stock repuchased/issued price per share						$ 30.60
Net proceeds from public offering						$ 388,000,000
MGM Growth Properties LLC [Member] | Class A shares [Member] | Initial Public Offering [Member]
Stockholders Equity Note [Line Items]
Percentage of minority interest													26.70%
New issuance of shares			57,500,000
Shares authorized to underwriters			7,500,000
Stock repuchased/issued price per share			$ 21
MGM China [Member]
Stockholders Equity Note [Line Items]
Ordinary shares acquired		188,100,000
Percentage ownership interest									56.00%	56.00%
Consideration paid of issuance									$ 100,000,000
MGM China [Member] | Ms Ho Pansy Catilina Chiu King
Stockholders Equity Note [Line Items]
Percentage ownership interest									22.50%
Grand Paradise Macau [Member]
Stockholders Equity Note [Line Items]
Common stock issued to GPM's subsidiary									7,060,492
Deferred cash payment to Grand Paradise Macau		$ 50,000,000							$ 50,000,000	$ 7,000,000